Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000013178
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(3.60%)	(0.53%)	1.43%
C000013180
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(2.00%)	(0.59%)	1.16%
C000063956
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013104
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(3.80%)	(0.36%)	1.28%
C000013106
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(2.31%)	(0.47%)	1.01%
C000063947
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013120
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(3.13%)	(0.67%)	1.52%
C000013122
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(1.62%)	(0.74%)	1.25%
C000092719
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013136
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(4.33%)	(0.69%)	1.20%
C000013138
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(2.79%)	(0.78%)	0.94%
C000063950
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013142
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(3.52%)	(0.74%)	1.59%
C000013144
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(2.01%)	(0.83%)	1.32%
C000092722
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013151
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(4.82%)	(0.73%)	1.39%
C000013153
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(3.26%)	(0.79%)	1.12%
C000063952
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013157
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(3.45%)	(0.82%)	1.34%
C000013159
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(1.97%)	(0.89%)	1.08%
C000063953
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000013178
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.41%)	0.14%	1.77%
Without Sales Load [Member] | C000013180
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.03%)	(0.59%)	1.16%
Without Sales Load [Member] | C000063956
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.20%)	0.35%	1.97%
Without Sales Load [Member] | C000013104
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.59%)	0.29%	1.62%
Without Sales Load [Member] | C000013106
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.35%)	(0.47%)	1.01%
Without Sales Load [Member] | C000063947
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.50%)	0.47%	1.81%
Without Sales Load [Member] | C000013120
Average Annual Return [Line Items]
Average Annual Return, Percent	0.09%	0.00% [1]	1.86%
Without Sales Load [Member] | C000013122
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.65%)	(0.74%)	1.25%
Without Sales Load [Member] | C000092719
Average Annual Return [Line Items]
Average Annual Return, Percent	0.30%	0.18%	2.06%
Without Sales Load [Member] | C000013136
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.07%)	(0.03%)	1.54%
Without Sales Load [Member] | C000013138
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.84%)	(0.78%)	0.94%
Without Sales Load [Member] | C000063950
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.86%)	0.18%	1.74%
Without Sales Load [Member] | C000013142
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.27%)	(0.08%)	1.93%
Without Sales Load [Member] | C000013144
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.05%)	(0.83%)	1.32%
Without Sales Load [Member] | C000092722
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.08%)	0.12%	2.13%
Without Sales Load [Member] | C000013151
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.65%)	(0.06%)	1.73%
Without Sales Load [Member] | C000013153
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.31%)	(0.79%)	1.12%
Without Sales Load [Member] | C000063952
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.33%)	0.14%	1.93%
Without Sales Load [Member] | C000013157
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.24%)	(0.16%)	1.68%
Without Sales Load [Member] | C000013159
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.01%)	(0.89%)	1.08%
Without Sales Load [Member] | C000063953
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.18%)	0.04%	1.88%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%	0.40%	2.18%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%	0.40%	2.18%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%	0.40%	2.18%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%	0.40%	2.18%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%	0.40%	2.18%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%	0.40%	2.18%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%	0.40%	2.18%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%	0.40%	2.18%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%	0.40%	2.18%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%	0.40%	2.18%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%	0.40%	2.18%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%	0.40%	2.18%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%	0.40%	2.18%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%	0.40%	2.18%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%	0.40%	2.18%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%	0.40%	2.18%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%	0.40%	2.18%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%	0.40%	2.18%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%	0.40%	2.18%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%	0.40%	2.18%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%	0.40%	2.18%
EATON VANCE Index: Bloomberg Georgia Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Georgia Municipal Bond Index
Average Annual Return, Percent	1.36%	0.57%	2.11%
EATON VANCE Index: Bloomberg Georgia Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Georgia Municipal Bond Index
Average Annual Return, Percent	1.36%	0.57%	2.11%
EATON VANCE Index: Bloomberg Georgia Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Georgia Municipal Bond Index
Average Annual Return, Percent	1.36%	0.57%	2.11%
EATON VANCE Index: Bloomberg Maryland Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Maryland Municipal Bond Index
Average Annual Return, Percent	0.70%	0.11%	1.83%
EATON VANCE Index: Bloomberg Maryland Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Maryland Municipal Bond Index
Average Annual Return, Percent	0.70%	0.11%	1.83%
EATON VANCE Index: Bloomberg Maryland Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Maryland Municipal Bond Index
Average Annual Return, Percent	0.70%	0.11%	1.83%
EATON VANCE Index: Bloomberg Missouri Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Missouri Municipal Bond Index
Average Annual Return, Percent	(0.47%)	0.39%	2.17%
EATON VANCE Index: Bloomberg Missouri Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Missouri Municipal Bond Index
Average Annual Return, Percent	(0.47%)	0.39%	2.17%
EATON VANCE Index: Bloomberg Missouri Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Missouri Municipal Bond Index
Average Annual Return, Percent	(0.47%)	0.39%	2.17%
EATON VANCE Index: Bloomberg North Carolina Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg North Carolina Municipal Bond Index
Average Annual Return, Percent	0.40%	0.06%	1.77%
EATON VANCE Index: Bloomberg North Carolina Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg North Carolina Municipal Bond Index
Average Annual Return, Percent	0.40%	0.06%	1.77%
EATON VANCE Index: Bloomberg North Carolina Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg North Carolina Municipal Bond Index
Average Annual Return, Percent	0.40%	0.06%	1.77%
EATON VANCE Index: Bloomberg Oregon Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Oregon Municipal Bond Index
Average Annual Return, Percent	(0.03%)	(0.07%)	1.98%
EATON VANCE Index: Bloomberg Oregon Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Oregon Municipal Bond Index
Average Annual Return, Percent	(0.03%)	(0.07%)	1.98%
EATON VANCE Index: Bloomberg Oregon Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Oregon Municipal Bond Index
Average Annual Return, Percent	(0.03%)	(0.07%)	1.98%
EATON VANCE Index: Bloomberg South Carolina Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg South Carolina Municipal Bond Index
Average Annual Return, Percent	(0.15%)	0.42%	2.33%
EATON VANCE Index: Bloomberg South Carolina Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg South Carolina Municipal Bond Index
Average Annual Return, Percent	(0.15%)	0.42%	2.33%
EATON VANCE Index: Bloomberg South Carolina Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg South Carolina Municipal Bond Index
Average Annual Return, Percent	(0.15%)	0.42%	2.33%
EATON VANCE Index: Bloomberg Virginia Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Virginia Municipal Bond Index
Average Annual Return, Percent	(0.06%)	0.12%	1.91%
EATON VANCE Index: Bloomberg Virginia Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Virginia Municipal Bond Index
Average Annual Return, Percent	(0.06%)	0.12%	1.91%
EATON VANCE Index: Bloomberg Virginia Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Virginia Municipal Bond Index
Average Annual Return, Percent	(0.06%)	0.12%	1.91%

[1]	Amount is less than 0.005% or (0.005)%, as applicable.